Leases (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 23, 2023	Dec. 31, 2022	Aug. 11, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Rental payments				$ 225,000		$ 225,000
Right-to-use asset				3,312,207		3,404,983	$ 3,763,295
Short-term lease costs				15,000
Lease term	37 months		137 months
Lease expense				150,278	$ 150,278	601,113	591,588
One Drivers Club Agreement [Member]
Leases [Line Items]
Short-term lease costs				$ 5,000
Florida [Member]
Leases [Line Items]
Right-to-use asset							$ 196,796
Increase in borrowing rate							6.30%
UNITED KINGDOM
Leases [Line Items]
Lease expiring date		Dec. 16, 2026
Right-to-use asset		$ 161,057
Increase in borrowing rate		6.30%
Minimum [Member]
Leases [Line Items]
Rental payments	$ 5,844		$ 6,512			1,423
Minimum [Member] | UNITED KINGDOM
Leases [Line Items]
Rental payments		$ 3,092				3,092
Maximum [Member]
Leases [Line Items]
Rental payments	$ 6,171		$ 50,039			2,801
Maximum [Member] | UNITED KINGDOM
Leases [Line Items]
Rental payments		3,401				$ 3,401
August 11, 2021 [Member] | Florida [Member]
Leases [Line Items]
Lease expiring date			Nov. 30, 2033
Right-to-use asset		$ 3,889,565
Increase in borrowing rate		6.30%
August 11, 2021 [Member] | Minimum [Member] | Florida [Member]
Leases [Line Items]
Rental payments			$ 6,512
August 11, 2021 [Member] | Maximum [Member] | Florida [Member]
Leases [Line Items]
Rental payments			$ 50,039
March 23, 2023 [Member] | Florida [Member]
Leases [Line Items]
Lease expiring date	Mar. 31, 2026
Right-to-use asset		$ 196,796
Increase in borrowing rate		6.30%
March 23, 2023 [Member] | Minimum [Member] | Florida [Member]
Leases [Line Items]
Rental payments	$ 5,844
March 23, 2023 [Member] | Maximum [Member] | Florida [Member]
Leases [Line Items]
Rental payments	$ 6,171